Litigation (Details) $ in Thousands	Sep. 30, 2019 USD ($) claim	Dec. 31, 2018 USD ($)
Number of claims or actions pending | claim	0
Accounts receivable	$ 40,332	$ 40,176
Accounts payable	23,029	25,625
Other payables	5,553	$ 3,544
Seroquel
Accounts receivable	1,100
Long-term prepayment	1,100
Accounts payable	900
Other payables	1,100
Seroquel | Adjustment
Accounts receivable	0
Long-term prepayment	0
Accounts payable	0
Other payables	$ 0